Other Income, Net	12 Months Ended
Mar. 31, 2025
Other Income, Net [Abstract]
OTHER INCOME, NET

Note 4 — OTHER INCOME, NET

	For the years ended March 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Gain on foreign currency exchange, net	403	21,083	13,291	9,885
Operating lease modifications	53,991	7,025	30,798	22,907
Gain on disposal of property, plant and equipment	386	5,000	957	712
Rental income	—	19,003	42,378	31,520
Fair value change in financial instrument (Note 7)	1,542	9,502	5,478	4,074
Government grants	100,556	136,827	28,192	20,968
Interest income from loan receivables (Note 10)	—	-	300,129	223,227
Toal other income, net	156,878	198,440	421,223	313,293

Rental income related to short-term leasing of premises to a third-party customer for the year ended March 31, 2024 and March 31, 2025.